CURRENT DEBT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Current Debt Facilities
Schedule of current debt facilities

		December 31, 2022	December 31, 2021
		$	$
Unsecured debentures - 2021	(a)	6,587	7,143
Unsecured debentures - 2020	(b)	—	—
Private loan	(c)	—	—
		6,587	7,143